Advances to and Investments in Unconsolidated Affiliates (Details) (USD $)	12 Months Ended					12 Months Ended					0 Months Ended							1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 25, 2010	Dec. 31, 2012 Citrus [Member]	Dec. 31, 2012 FGT [Member]	Dec. 31, 2012 Fayetteville Express Pipeline, LLC [Member]	Dec. 31, 2012 Midcontinent Express Pipeline, LLC [Member]	Dec. 31, 2012 RIGS Haynesville Partnership Co. [Member]	Jan. 12, 2012 AmeriGas [Member] years	Jan. 12, 2012 ETP [Member]	Jan. 12, 2012 ETP [Member] AmeriGas [Member]	May 25, 2010 Regency [Member]	May 25, 2010 MEP [Member] Regency [Member]	Dec. 31, 2012 Citrus Merger [Member]	Mar. 25, 2012 Citrus Merger [Member]	Dec. 31, 2012 Citrus [Member] ETP [Member]	Jun. 30, 2012 Propane Cylinder Exchange Business [Member] ETP [Member]	Dec. 31, 2012 AmeriGas [Member] ETP [Member]
Interest ownership					50.00%		50.00%	50.00%	50.00%					49.90%		50.00%
Percentage ownership operating facility						100.00%
Business Acquisition, Cost of Acquired Entity, Cash Paid				$ 305,000,000											$ 1,900,000,000	$ 1,900,000,000
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable															100,000,000
Business Acquisition, Cost of Acquired Entity, Purchase Price															2,000,000,000	2,000,000,000
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity										630,000,000					1,030,000,000
Proceeds from Divestiture of Businesses	207,000,000	0	0								1,460,000,000							43,000,000
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	4,737,000,000	1,497,000,000	1,000,000														1,980,000,000		1,020,000,000
Business Acquisition Units Acquired											30,000,000		26,300,000
AmeriGas limited partner interest received in Propane Contribution (see Note 4)	1,123,000,000	0	0								1,120,000,000	71,000,000
Gain on deconsolidation of Propane Business	1,057,000,000	0	0								1,060,000,000
Equity in earnings of unconsolidated affiliates	212,000,000	117,000,000	65,000,000
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity, Amortizable Amount												289,000,000
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity, Weighted Average Amortization (years)										14
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity, Equity Method Goodwill												$ 341,000,000